Goodwill (Details) - CHF (SFr) SFr in Millions	3 Months Ended	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020
Gross amount of goodwill
Balance at beginning of period	SFr 8,535	SFr 8,317
Foreign currency translation impact	(56)	162
Balance at end of period	8,479	8,479
Accumulated impairment
Balance at beginning of period	3,891	3,891
Balance at end of period	3,891	3,891
Net book value
Net book value	4,588	4,588	SFr 4,644	SFr 4,426
Operating Segments | Swiss Universal Bank
Gross amount of goodwill
Balance at beginning of period	595	575
Foreign currency translation impact	(5)	15
Balance at end of period	590	590
Accumulated impairment
Balance at beginning of period	0	0
Balance at end of period	0	0
Net book value
Net book value	590	590
Operating Segments | International Wealth Management
Gross amount of goodwill
Balance at beginning of period	291	284
Foreign currency translation impact	(2)	5
Balance at end of period	289	289
Accumulated impairment
Balance at beginning of period	0	0
Balance at end of period	0	0
Net book value
Net book value	289	289
Operating Segments | Asia Pacific
Gross amount of goodwill
Balance at beginning of period	1,063	1,021
Foreign currency translation impact	(11)	31
Balance at end of period	1,052	1,052
Accumulated impairment
Balance at beginning of period	0	0
Balance at end of period	0	0
Net book value
Net book value	1,052	1,052
Operating Segments | Asset Management
Gross amount of goodwill
Balance at beginning of period	1,140	1,068
Foreign currency translation impact	(18)	54
Balance at end of period	1,122	1,122
Accumulated impairment
Balance at beginning of period	0	0
Balance at end of period	0	0
Net book value
Net book value	1,122	1,122
Operating Segments | Investment Bank
Gross amount of goodwill
Balance at beginning of period	5,434	5,357
Foreign currency translation impact	(20)	57
Balance at end of period	5,414	5,414
Accumulated impairment
Balance at beginning of period	3,879	3,879
Balance at end of period	3,879	3,879
Net book value
Net book value	SFr 1,535	SFr 1,535
Percentage by which goodwill fair value exceeds carrying value	4.00%	4.00%
Operating Segments | Strategic Resolution Unit (old)
Gross amount of goodwill
Balance at end of period	SFr 12	SFr 12
Bank
Gross amount of goodwill
Balance at beginning of period		7,646
Foreign currency translation impact		146
Balance at end of period	7,792	7,792
Accumulated impairment
Balance at beginning of period		3,891
Balance at end of period	3,891	3,891
Net book value
Net book value	3,901	3,901		SFr 3,755
Bank | Operating Segments | Swiss Universal Bank
Gross amount of goodwill
Balance at beginning of period		557
Foreign currency translation impact		15
Balance at end of period	572	572
Accumulated impairment
Balance at beginning of period		0
Balance at end of period	0	0
Net book value
Net book value	572	572
Bank | Operating Segments | International Wealth Management
Gross amount of goodwill
Balance at beginning of period		276
Foreign currency translation impact		6
Balance at end of period	282	282
Accumulated impairment
Balance at beginning of period		0
Balance at end of period	0	0
Net book value
Net book value	282	282
Bank | Operating Segments | Asia Pacific
Gross amount of goodwill
Balance at beginning of period		1,005
Foreign currency translation impact		34
Balance at end of period	1,039	1,039
Accumulated impairment
Balance at beginning of period		0
Balance at end of period	0	0
Net book value
Net book value	1,039	1,039
Bank | Operating Segments | Asset Management
Gross amount of goodwill
Balance at beginning of period		1,062
Foreign currency translation impact		54
Balance at end of period	1,116	1,116
Accumulated impairment
Balance at beginning of period		0
Balance at end of period	0	0
Net book value
Net book value	1,116	1,116
Bank | Operating Segments | Investment Bank
Gross amount of goodwill
Balance at beginning of period		4,734
Foreign currency translation impact		37
Balance at end of period	4,771	4,771
Accumulated impairment
Balance at beginning of period		3,879
Balance at end of period	3,879	3,879
Net book value
Net book value	892	892
Bank | Operating Segments | Strategic Resolution Unit (old)
Gross amount of goodwill
Balance at end of period	SFr 12	SFr 12